UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	May 31, 2020

Date of reporting period:	June 1, 2019 — November 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam Mortgage Opportunities Fund

Semiannual report

11 | 30 | 19

FUND SYMBOL

CLASS A

PMORX

Putnam
Mortgage Opportunities
Fund

Semiannual report
11 | 30 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

January 13, 2020

Dear Fellow Shareholder:

We believe your mutual fund investment offers a number of advantages, such as investment diversification and daily liquidity. Putnam funds also include a commitment to active investing. Putnam’s portfolio managers and analysts take a research-intensive approach that incorporates risk management strategies designed to serve you through changing conditions.

To support your overall investment program, we believe that the counsel of a financial advisor is prudent. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals, determining your appropriate level of risk, and reviewing your investments on a regular basis.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you. We thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 7–8 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Performance for class A shares before their inception (7/1/19) is derived from the historical performance of class I shares, which have been adjusted for the higher operating expenses for such shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 11/30/19. See above and pages 7–8 for additional fund performance information. Index descriptions can be found on page 12.

2 Mortgage Opportunities Fund

Mike, what was the fund’s investment environment like during the period?

The fund delivered a solid gain for the six-month period, as the U.S. Federal Reserve [Fed] and the European Central Bank eased monetary policy in response to slowing economic data and geopolitical uncertainties. In July, the Fed cut interest rates for the first time since 2008, with Chair Jerome Powell referring to the reduction as a “mid-cycle adjustment to policy.” Volatility intensified in August, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. Risk assets proved resilient, however, rising modestly in September, and in October 2019 when the Fed cut interest rates for the third time this year.

A reprieve in trade tensions between the United States and China bolstered investor confidence in October, even as political uncertainty increased around the globe. Washington and Beijing announced details of a potential “phase one” deal that would entail the U.S. cancelling the next round of scheduled tariffs in exchange for increased agricultural purchases by China.

Interest rates declined during the period. The yield on the benchmark 10-year U.S. Treasury was 1.78% on November 30, down from 2.07% at the start of the period.

Would you remind us of the fund’s investment process?

The fund focuses on securitized mortgage sectors, seeking to capitalize on the fundamentally different risk-adjusted return opportunities that we believe are available in those areas of the market. We emphasize agency collateralized mortgage obligations [CMOs], commercial mortgage-backed securities [CMBS], and residential mortgage-backed securities [RMBS]. In addition, we expect to use various derivatives and agency pass-throughs to hedge interest-rate

Mortgage Opportunities Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 11/30/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 11/30/19. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Opportunities Fund

and other risks within our CMO holdings. We will also use derivatives for non-hedging purposes, such as gaining or adjusting our exposure to mortgage-backed investments.

Which holdings and strategies had the greatest influence on the fund’s performance this period?

Our allocation to CMBS drove the fund’s positive performance, led by exposure to the CMBX index, specifically the BBB-rated tranche. Our positioning here benefited from rising investor demand for long positions in the asset class. We think market participants are increasingly adopting the view that future issues in the retail industry, including continuing struggles in the shopping-mall segment, will not be severe enough to materially hamper the index’s BBB-rated tranche.

Strategies targeting prepayment risk also contributed, despite declining interest rates. Positions in interest-only [IO] structures that were less sensitive to falling rates aided the fund’s performance. These included reverse mortgage, seasoned agency, and agency inverse IOs. Also, our short position in the mortgage basis provided a further boost to results, as mortgage spreads widened versus Treasuries.

Did you make any notable changes to the portfolio during the period?

We shifted to a roughly neutral position in the mortgage basis, reflecting our view that spreads on mortgage-backed securities became cheaper versus Treasuries. We also increased the fund’s allocation to inverse IO securities. We think this area of the market is more attractive in light of the shift in Fed rate policy.

How did you use derivatives during the period?

We used credit default swaps to hedge credit and market risk, and to gain exposure to specific market sectors. We used interest-rate swaps to help manage the fund’s duration and yield-curve positioning. We employed options to hedge duration and convexity, and to offset the volatility associated with our CMO holdings. We also used CMBX total return swaps to gain exposure to CMBS.

As of period-end, where were you finding value?

We continue to have a generally favorable outlook for mortgage credit. We think the underlying fundamentals for commercial real estate appear stable, supported by a growing labor market, interest rates that remain historically low, and a positive U.S. economic backdrop.

We continue to find better relative value in CMBX versus cash bonds. We think the negative sentiment toward the retail industry reflected in the index is overblown. Moreover, we think the index offers sufficient protection, even at the BBB-rated level, should the outlook for retail become more problematic.

Within cash CMBS, we have been focusing on mezzanine tranches rated A and BBB- that were issued between 2011 and 2014. We also plan to maintain select positions in pre-2008 mezzanine tranches that offer low spread duration, as well as IO tranches. We have been avoiding mezzanine securities issued in 2015 or later.

Within agency credit-risk transfer, we continued to focus on opportunities among securities that have a few years of seasoning rather than newly issued CRTs, as we think this area of the market offers a more favorable risk/reward profile. CRTs structured from mortgages with relatively low loan-to-value [LTV] ratios also appear attractive to us.

We continued to find value among legacy RMBS, where we think a steadily shrinking market and stable investor base provide a supportive technical backdrop. A low level of new and existing homes has resulted in lower current LTV ratios and declining delinquencies, even though affordability has become more difficult. We favor securities backed by higher-quality collateral, as well as bonds from what we consider to be more favorable regions of the country.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Mortgage Opportunities Fund 5

Within prepayment-sensitive areas of the market, declining Treasury yields during the period triggered concern about the potential for increased refinancing. However, prepayment speeds for newer loans did not exceed our expectations. Within this environment, we are focusing our selection efforts on securities backed by reverse mortgages, jumbo loan balances, and seasoned collateral. We also like opportunities among loans backed by the Housing Finance Administration.

Mike, thanks for your time and for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

In August 2019, the fund shifted its distribution frequency from annual to monthly and paid its first monthly dividend of $0.029 per class A share. In November 2019, due to the level of income earned by the portfolio, the fund increased its dividend rate to $0.031 per class A share. Similar increases were made to other share classes.

6 Mortgage Opportunities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended November 30, 2019, the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Institutional Investors section at putnam.com or call Putnam at 1-800-487-0024. See the Terms and definitions section in this report for the definition of the share class offered by your fund.

Fund performance Total return for periods ended 11/30/19

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
Class A (7/1/19)
Before sales charge	22.48%	4.46%	19.91%	6.24%	8.29%	4.88%
After sales charge	17.59	3.55	15.11	4.80	3.95	0.68
Class C (7/1/19)
Before CDSC	18.41	3.70	17.34	5.48	7.59	4.59
After CDSC	18.41	3.70	17.34	5.48	6.59	3.59
Class I (4/7/15)
Net asset value	24.78	4.88	21.32	6.65	8.67	5.05
Class Y (7/1/19)
Net asset value	23.97	4.73	20.77	6.49	8.51	5.00

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge, levied at the time of purchase. Class C share returns after CDSC reflect a 1% CDSC the first year that is eliminated thereafter. Class I and Y shares have no initial sales charge or CDSC. Performance for class A, C, and Y shares before their inception is derived from the historical performance of class I shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares.

For the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 11/30/19

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
ICE BofAML U.S. Treasury
Bill Index	5.41%	1.14%	5.01%	1.64%	2.40%	1.13%
Bloomberg Barclays U.S.
MBS Index	11.94	2.46	9.76	3.15	7.98	2.54
Lipper Absolute Return
Funds category average*	8.69	1.74	8.81	2.77	4.71	3.49

Index and Lipper results should be compared with fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, and life-of-fund periods ended 11/30/19, there were 198, 191, 166, and 138 funds, respectively, in this Lipper category.

Mortgage Opportunities Fund 7

Fund price and distribution information For the six-month period ended 11/30/19

Distributions	Class A		Class C	Class I	Class Y
Number	4		4	4	4
Income	$0.118		$0.089	$0.126	$0.121
Capital gains	—		—	—	—
Total	$0.118		$0.089	$0.126	$0.121
	Before	After	Net	Net	Net
	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	value
5/31/19	—	—	—	$10.46	—
7/1/19*	$10.51	$10.95	$10.51	—	$10.51
11/30/19	10.85	11.30	10.86	10.86	10.86
	Before	After	Net	Net	Net
Current rate	sales	sales	asset	asset	asset
(end of period)	charge	charge	value	value	value
Current dividend rate[1]	3.43%	3.29%	3.20%	3.76%	3.65%
Current 30-day
SEC yield (with expense
limitation)[2,3]	N/A	3.22	2.54	3.65	3.41
Current 30-day
SEC yield (without expense
limitation)[3]	N/A	3.02	2.42	3.43	3.26

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of class A, C, and Y shares.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/19

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
Class A (7/1/19)
Before sales charge	23.40%	4.54%	19.39%	6.09%	9.97%	5.36%
After sales charge	18.46	3.64	14.61	4.65	5.58	1.15
Class C (7/1/19)
Before CDSC	19.09	3.76	16.72	5.29	9.16	4.99
After CDSC	19.09	3.76	16.72	5.29	8.16	3.99
Class I (4/7/15)
Net asset value	25.74	4.96	20.84	6.51	10.40	5.56
Class Y (7/1/19)
Net asset value	24.91	4.81	20.27	6.35	10.22	5.50

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

8 Mortgage Opportunities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class I	Class Y
Net expenses for the fiscal year ended 5/31/19*	0.87%#	1.62%#	0.48%	0.62%#
Total annual operating expenses for the fiscal year ended 5/31/19	1.08%#	1.83%#	0.69%	0.83%#
Annualized expense ratio for the six-month period ended 11/30/19	0.86%	1.61%	0.47%	0.61%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

# Other expenses are based on expenses of class I shares for the fund’s last fiscal year, restated to reflect the higher investor servicing fees applicable to class A, C and Y shares.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 9/30/20.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class from 6/1/19 to 11/30/19. For a new class, the expenses shown are for the period from the inception date of the class to 11/30/19. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The table also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000*†	$3.67‡	$6.87‡	$2.41	$2.61‡
Ending value (after expenses)	$1,043.80	$1,041.90	$1,050.50	$1,045.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/19, or in the case of a new class, the average net assets of the class from the inception date for the class to 11/30/19. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

‡ Had expenses for shares of any new class been shown for the entire period from 6/1/19 to 11/30/19, they would have been higher.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 11/30/19, use the following calculation method. To find the value of your investment on 6/1/19, call Putnam at 1-800-225-1581.

Mortgage Opportunities Fund 9

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000*†	$4.34	$8.12	$2.38	$3.08
Ending value (after expenses)	$1,020.70	$1,016.95	$1,022.65	$1,021.95

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/19, or in the case of a new class, the average net assets of the class from the inception date for the class to 11/30/19. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

10 Mortgage Opportunities Fund

Consider these risks before investing

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Mortgage-and asset-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value. You can lose money by investing in the fund.

Mortgage Opportunities Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of the fund’s shares by the number of outstanding fund shares.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class C shares and assumes redemption at the end of the period. The CDSC for class C shares is 1% for one year after purchase.

Share class

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class I shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to institutional clients and other investors who meet minimum investment requirements.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index tracks the performance of mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom, assumes no liability in connection with the use of the foregoing, and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

12 Mortgage Opportunities Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of November 30, 2019, Putnam employees had approximately $484,000,000 and the Trustees had approximately $75,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Mortgage Opportunities Fund 13

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry —that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least September 30, 2020. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your

14 Mortgage Opportunities Fund

fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.46% of its average net assets through at least September 30, 2020. During its fiscal year ending in 2018, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, which commenced operations on April 7, 2015, the Trustees considered that its class I share cumulative total return performance at net asset value was in the top decile of its Lipper peer group (Lipper Absolute Return Funds) for the one-year and three-year periods ended December 31, 2018 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds). Over the one-year and three-year periods ended December 31, 2018, there were 207 and 178 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Mortgage Opportunities Fund 15

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

16 Mortgage Opportunities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Opportunities Fund 17

The fund’s portfolio 11/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (65.9%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$88,420	$98,144
5.00%, with due dates from 4/20/49 to 10/20/49	2,483,146	2,731,579
4.50%, TBA, 12/1/49	2,000,000	2,089,531
4.50%, 10/20/49	200,000	215,855
4.00%, TBA, 1/1/50	2,000,000	2,075,625
4.00%, TBA, 12/1/49	2,000,000	2,076,719
3.50%, with due dates from 8/20/49 to 11/20/49	1,479,021	1,551,297
		10,838,750
U.S. Government Agency Mortgage Obligations (62.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	192,498	211,643
4.50%, 5/1/49	75,440	81,423
Uniform Mortgage-Backed Securities
5.00%, TBA, 12/1/49	1,000,000	1,068,125
4.00%, TBA, 12/1/49	15,000,000	15,562,500
3.00%, TBA, 1/1/50	91,000,000	92,237,036
3.00%, TBA, 12/1/49	79,000,000	80,117,107
		189,277,834
Total U.S. government and agency mortgage obligations (cost $199,717,756)		$200,116,584

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)*	amount	Value
Agency collateralized mortgage obligations (34.2%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$1,085,318	$270,135
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	836,510	199,277
REMICs Ser. 4560, IO, 5.795%, 5/15/39	1,689,643	325,240
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 5.185%, 3/15/41	107,494	19,911
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.935%, 2/15/41	66,868	8,609
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.935%, 7/15/40	574,652	57,051
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.885%, 4/15/40	358,607	40,447
REMICs IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.785%, 5/15/41	1,312,986	154,846
REMICs IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.785%, 10/15/36	1,343,385	86,875
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.785%, 10/15/33	2,819,624	497,590
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.735%, 10/15/40	458,705	81,991
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	206,221	30,236
REMICs Ser. 4127, Class PI, IO, 4.50%, 7/15/42	1,285,277	172,681
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	360,539	46,604
REMICs Ser. 3714, Class KI, IO, 4.50%, 11/15/39	520,583	32,109
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 7/15/48	5,018,731	796,724
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 5/15/48	5,528,374	708,959
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 8/15/56	5,292,358	1,207,293
REMICs IFB Ser. 4290, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 7/15/35	8,680,582	1,501,762
REMICs IFB Ser. 4922, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 8/25/49	5,932,714	1,036,445
REMICs IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 5/15/39	1,219,942	56,048
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 8/15/38	37,085	1,618
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.235%, 8/25/49	4,523,635	728,547
REMICs IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.185%, 1/15/42	575,773	91,905
REMICs Ser. 4707, Class AI, IO, 4.00%, 7/15/47	1,566,256	195,782
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	1,235,351	156,210
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	523,058	69,959
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	174,294	25,835
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	69,241	10,392
REMICs Ser. 4462, Class PI, IO, 4.00%, 4/15/45	78,618	11,710
REMICs Ser. 4425, IO, 4.00%, 1/15/45	446,026	62,078
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	67,331	13,370
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	299,719	43,834

18 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	$49,606	$7,381
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	40,291	3,818
REMICs Ser. 4386, Class IL, IO, 4.00%, 12/15/43	721,215	79,983
REMICs Ser. 4299, Class JI, IO, 4.00%, 7/15/43	280,253	30,477
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	411,676	49,057
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	446,178	48,590
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	415,664	36,287
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	456,953	51,128
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	67,312	8,053
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	143,486	13,462
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,091,074	138,643
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	123,315	15,405
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	130,040	16,115
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	319,477	36,203
REMICs Ser. 4475, Class CI, IO, 3.50%, 1/15/44	1,765,882	158,263
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	68,036	5,892
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	360,330	19,775
REMICs Ser. 4663, Class TI, IO, 3.50%, 10/15/42	282,225	13,030
REMICs Ser. 4413, Class HI, IO, 3.50%, 3/15/40	1,301,729	82,985
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	730,344	38,343
REMICs Ser. 3904, Class NI, IO, 3.50%, 8/15/26	490,975	37,518
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	1,433,676	161,195
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	1,249,701	113,705
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	431,689	21,243
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	79,297	5,327
REMICs Ser. 4550, Class AI, IO, 3.00%, 10/15/40	1,255,502	112,242
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	387,632	19,410
REMICs Ser. 4656, Class AI, IO, 3.00%, 9/15/37	952,181	34,259
REMICs Ser. 4666, Class AI, IO, 3.00%, 9/15/35	162,248	5,060
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.484%, 5/25/40	18,746	22,426
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	824,137	224,206
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	101,063	21,984
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	452,307	110,244
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,125,825	435,994
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	212,841	6,565
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,644,054	289,255
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	482,917	98,404
REMICs Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	1,237,755	232,514
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	1,742,047	283,083
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.892%, 9/25/43	743,300	145,082
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.742%, 4/25/42	219,561	41,160
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.692%, 4/25/40	163,968	31,359
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.542%, 6/25/48	2,999,404	522,587
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.542%, 1/25/45	2,511,278	441,734
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	386,133	75,004
REMICs Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	2,134,714	181,451
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 4.492%, 6/25/48	7,417,235	1,111,087
REMICs IFB Ser. 18-39, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.492%, 6/25/48	17,384,289	2,586,608
REMICs IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.492%, 6/25/40	64,391	3,368
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.442%, 5/25/49	6,118,571	1,054,475
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 5/25/49	7,104,801	1,213,926
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 4/25/49	3,785,067	780,472
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 3/25/49	6,784,302	1,247,301
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 2/25/47	4,463,817	886,157
REMICs IFB Ser. 16-88, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 12/25/46	2,963,445	577,379
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 12/25/46	6,106,549	1,101,316
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 11/25/46	1,870,349	346,122

Mortgage Opportunities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 11/25/46	$5,096,892	$819,580
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 9/25/46	1,447,594	251,841
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 5/25/39	3,902,680	743,070
REMICs IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.392%, 4/25/39	42,778	2,113
REMICs IFB Ser. 17-16, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.08%), 4.372%, 3/25/47	3,246,482	848,143
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 10/25/49	8,397,852	1,507,416
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 10/25/49	6,585,089	645,141
REMICs IFB Ser. 19-41, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 8/25/49	12,055,238	2,405,406
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 8/25/49	9,358,936	1,684,609
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 6/25/49	7,338,369	1,133,720
REMICs IFB Ser. 19-28, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 6/25/49	11,806,003	2,010,541
REMICs IFB Ser. 19-32, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 6/25/49	11,488,863	2,067,995
REMICs IFB Ser. 19-21, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 5/25/49	7,316,052	1,224,202
REMICs IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 4.342%, 9/25/42	296,303	61,187
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.292%, 12/25/41	7,108,424	1,476,150
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.292%, 2/25/41	1,949,086	225,695
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.292%, 7/25/39	638,498	33,449
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 4.192%, 10/25/41	536,586	79,817
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	1,586,244	205,463
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	2,101,149	264,283
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	359,453	47,894
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	473,761	66,327
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	315,194	27,683
REMICs Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	295,474	34,297
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	1,588,449	230,150
REMICs Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	96,310	3,258
REMICs Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	634,885	85,322
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	211,719	27,125
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,489,226	288,559
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	2,833,055	219,003
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	134,088	13,496
REMICs Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	76,499	3,634
REMICs Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	910,766	12,368
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	60,091	5,258
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	199,668	9,309
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	385,044	18,863
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	334,502	26,775
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	789,968	47,998
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	1,205,904	264,928
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	65,358	14,134
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,028,924	228,936
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	200,827	23,095
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 5.026%, 1/20/43	3,705,541	780,268
Ser. 18-77, IO, 5.00%, 6/20/48	1,196,182	188,303
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	587,383	142,505
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	174,871	35,070
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	2,059,726	388,052
Ser. 16-42, IO, 5.00%, 2/20/46	416,398	81,330
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	689,292	102,505
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	681,919	134,174
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,679,752	327,552
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	1,013,128	210,893
Ser. 14-132, IO, 5.00%, 9/20/44	1,718,712	367,443
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	43,815	8,840
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	262,643	53,894
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	602,085	134,498
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	19,880	4,092
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	991,733	135,736

20 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	$90,568	$18,766
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	19,961	4,013
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	1,145,874	238,663
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	119,849	24,678
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.976%, 12/20/43	1,629,014	330,951
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 4.928%, 11/16/41	1,084,042	239,248
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.918%, 1/16/40	2,914,994	419,030
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.876%, 4/20/38	63,497	14,366
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.826%, 12/20/38	65,577	1,885
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.738%, 8/16/38	954,814	27,451
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.526%, 7/20/48	1,455,980	214,757
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,779,280	315,822
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	165,781	27,976
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	61,211	7,857
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	5,457,293	1,182,577
Ser. 16-49, IO, 4.50%, 11/16/45	552,393	112,878
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	2,512,220	529,928
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	14,374,660	2,634,582
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	79,122	15,036
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	953,896	101,971
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	96,276	20,206
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	390,748	74,736
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	570,823	77,775
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	62,258	8,947
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	246,848	46,308
Ser. 12-129, IO, 4.50%, 11/16/42	117,945	24,230
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	82,660	17,409
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	865,402	143,680
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	614,150	39,045
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	56,658	10,809
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	41,989	7,649
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	28,978	5,538
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	3,251,613	643,202
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	1,456,801	284,368
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.476%, 6/20/48	1,629,113	228,076
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.426%, 11/20/43	2,407,636	424,346
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.426%, 3/20/43	504,977	56,532
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.388%, 1/16/44	3,421,732	576,827
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 8/20/49	11,989,868	1,647,492
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 7/20/49	10,505,681	1,767,896
IFB Ser. 19-83, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 7/20/49	7,987,720	1,205,986
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 7/20/49	18,647,429	2,272,749
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 7/20/49	8,567,545	1,497,350
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 6/20/49	9,901,000	1,421,566
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 10/20/45	62,846	12,518
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 4/20/44	851,365	160,193
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 4/20/44	48,616	9,108
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 2/20/44	4,704,914	873,257
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 1/20/44	5,347,187	985,787
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.376%, 12/20/43	44,849	8,922
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.326%, 8/20/49	325,329	40,259
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.326%, 6/20/49	500,056	77,509
IFB Ser. 19-89, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.326%, 4/20/49	11,664,164	1,558,577
IFB Ser. 19-6, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.326%, 1/20/49	15,603,744	2,028,487
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.326%, 6/20/43	1,814,788	383,434
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.276%, 10/20/49	5,175,816	1,389,339
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.276%, 7/20/40	91,949	6,812
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.276%, 11/20/39	231,445	16,065
IFB Ser. 16-167, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.276%, 4/20/38	26,540	235

Mortgage Opportunities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	$1,090,470	$158,750
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	913,235	79,908
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	1,080,143	148,736
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	884,280	85,112
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	620,033	93,147
Ser. 16-69, IO, 4.00%, 5/20/46	112,575	16,429
Ser. 16-29, IO, 4.00%, 2/16/46	404,732	71,840
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	108,653	17,533
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	76,465	12,509
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	395,171	50,491
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	268,595	34,361
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	4,267,606	740,814
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	146,147	28,835
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	68,749	11,165
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	70,253	9,281
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	7,190,556	958,645
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,633,389	165,381
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	1,374,053	79,008
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	1,489,657	167,811
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	1,363,424	196,339
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	378,678	41,124
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,743,184	347,556
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	237,249	24,869
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	170,877	29,154
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	252,821	26,729
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	26,788	463
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	1,060,800	79,770
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	94,186	4,738
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	76,462	9,564
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,943,579	236,705
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	128,679	16,587
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	233,856	29,731
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	55,328	8,996
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,855,172	77,360
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	88,245	11,625
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	57,555	6,227
Ser. 13-14, IO, 3.50%, 12/20/42	88,770	8,426
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	772,846	153,447
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	74,550	5,921
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	3,466,333	278,112
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	2,084,599	211,066
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	286,760	15,772
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	809,624	43,541
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	48,700	1,667
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	502,035	19,360
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	674,169	48,473
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	400,397	20,151
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	983,866	77,706
Ser. 16-H18, Class QI, IO, 3.091%, 6/20/66 W	2,139,608	245,978
Ser. 17-H05, Class CI, IO, 3.005%, 2/20/67 W	7,123,862	898,340
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	699,551	47,220
Ser. 17-H21, Class AI, IO, 2.89%, 10/20/67 W	6,949,870	751,371
Ser. 17-H20, Class GI, IO, 2.816%, 9/20/67 W	5,729,788	615,952
Ser. 17-H16, Class JI, IO, 2.713%, 8/20/67 W	559,205	74,095
Ser. 17-H08, Class DI, IO, 2.697%, 2/20/67 W	875,420	137,879
Ser. 18-H11, Class JI, IO, 2.61%, 7/20/68 W	3,629,722	437,745
Ser. 16-H17, Class DI, IO, 2.599%, 7/20/66 W	2,286,218	220,176
Ser. 18-H11, Class AI, IO, 2.526%, 2/20/68 W	3,378,634	375,873
Ser. 17-H04, Class BI, IO, 2.525%, 2/20/67 W	4,990,268	636,259

22 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H27, Class EI, IO, 2.521%, 12/20/66 W	$4,076,047	$378,587
Ser. 17-H18, Class DI, IO, 2.485%, 9/20/67 W	1,518,819	180,360
Ser. 19-H09, Class EI, IO, 2.483%, 4/20/69 W	3,848,436	457,002
Ser. 19-H14, Class IB, IO, 2.478%, 8/20/69 W	415,512	50,381
FRB Ser. 16-H16, Class DI, IO, 2.464%, 6/20/66 W	971,458	100,789
Ser. 16-H14, Class AI, IO, 2.453%, 6/20/66 W	189,345	19,013
Ser. 18-H07, Class IE, IO, 2.452%, 2/20/68 W	8,921,694	602,214
Ser. 15-H10, Class HI, IO, 2.443%, 4/20/65 W	184,231	15,623
Ser. 10-H22, Class CI, IO, 2.423%, 10/20/60 W	297,039	14,481
Ser. 17-H03, Class EI, IO, 2.421%, 1/20/67 W	626,629	92,428
Ser. 19-H03, Class AI, IO, 2.395%, 11/20/68 W	12,819,785	1,410,176
Ser. 16-H06, Class AI, IO, 2.395%, 2/20/66	1,586,075	138,085
Ser. 17-H08, Class EI, IO, 2.39%, 2/20/67 W	2,561,935	304,230
Ser. 17-H20, Class AI, IO, 2.355%, 10/20/67 W	3,470,941	429,529
Ser. 17-H20, Class DI, IO, 2.354%, 10/20/67 W	1,392,572	194,276
Ser. 18-H02, Class HI, IO, 2.345%, 1/20/68 W	4,945,214	642,878
FRB Ser. 15-H16, Class XI, IO, 2.339%, 7/20/65 W	84,721	8,735
Ser. 17-H06, Class BI, IO, 2.331%, 2/20/67 W	1,234,144	136,743
Ser. 17-H02, Class BI, IO, 2.317%, 1/20/67 W	3,035,613	363,751
Ser. 15-H13, Class AI, IO, 2.317%, 6/20/65 W	319,548	28,759
Ser. 18-H05, Class BI, IO, 2.31%, 2/20/68 W	2,050,730	264,032
Ser. 17-H20, Class HI, IO, 2.303%, 10/20/67 W	1,119,167	144,093
Ser. 18-H02, Class IM, IO, 2.297%, 2/20/68 W	2,530,878	357,487
Ser. 17-H06, Class MI, IO, 2.291%, 2/20/67 W	1,830,473	200,213
Ser. 16-H20, Class NI, IO, 2.257%, 9/20/66 W	753,013	75,301
Ser. 16-H02, Class HI, IO, 2.257%, 1/20/66 W	233,094	17,972
Ser. 15-H04, Class AI, IO, 2.248%, 12/20/64 W	3,845,175	298,001
Ser. 17-H11, Class NI, IO, 2.246%, 5/20/67 W	4,664,480	489,920
Ser. 16-H27, Class BI, IO, 2.234%, 12/20/66 W	816,276	92,783
Ser. 17-H08, Class NI, IO, 2.206%, 3/20/67 W	534,894	58,357
Ser. 15-H03, Class DI, IO, 2.204%, 1/20/65 W	262,630	22,481
Ser. 17-H14, Class JI, IO, 2.19%, 6/20/67 W	2,233,230	307,069
Ser. 18-H01, Class AI, IO, 2.183%, 1/20/68 W	8,458,003	1,113,073
Ser. 17-H22, Class EI, IO, 2.164%, 10/20/67 W	1,312,654	137,829
Ser. 17-H03, Class CI, IO, 2.164%, 12/20/66 W	2,709,960	315,033
Ser. 16-H23, Class NI, IO, 2.156%, 10/20/66 W	257,569	28,255
Ser. 17-H16, Class IB, IO, 2.133%, 8/20/67 W	4,891,485	470,849
Ser. 17-H13, Class QI, IO, 2.133%, 6/20/67 W	2,044,570	221,087
Ser. 16-H24, IO, 2.127%, 9/20/66 W	337,065	37,498
Ser. 16-H21, Class AI, IO, 2.101%, 9/20/66 W	3,467,597	385,770
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66 W	177,197	14,619
Ser. 15-H29, Class HI, IO, 2.095%, 9/20/65 W	2,496,029	188,700
Ser. 16-H22, Class AI, IO, 2.087%, 10/20/66 W	4,771,955	515,147
Ser. 16-H04, Class KI, IO, 2.086%, 2/20/66 W	110,360	7,725
Ser. 16-H06, Class HI, IO, 2.08%, 2/20/66	165,510	13,972
Ser. 15-H22, Class HI, IO, 2.054%, 8/20/65 W	2,828,309	284,245
Ser. 17-H19, Class MI, IO, 2.049%, 4/20/67 W	1,229,989	130,502
Ser. 17-H03, Class DI, IO, 2.042%, 12/20/66 W	2,979,681	365,011
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65 W	171,934	10,429
Ser. 15-H20, Class CI, IO, 2.031%, 8/20/65 W	149,795	14,695
Ser. 15-H15, Class JI, IO, 2.028%, 6/20/65 W	170,520	16,029
Ser. 17-H16, Class HI, IO, 1.964%, 8/20/67 W	3,413,626	307,226
Ser. 17-H09, Class DI, IO, 1.961%, 3/20/67 W	1,891,237	174,391
Ser. 17-H11, Class DI, IO, 1.921%, 5/20/67 W	370,891	39,871
Ser. 15-H23, Class DI, IO, 1.912%, 9/20/65 W	154,641	13,083
Ser. 16-H22, IO, 1.911%, 10/20/66 W	4,322,465	356,776
Ser. 15-H25, Class EI, IO, 1.908%, 10/20/65 W	149,641	12,630
Ser. 16-H26, Class KI, IO, 1.906%, 11/20/66 W	4,012,874	305,982
Ser. 15-H18, Class IA, IO, 1.884%, 6/20/65 W	118,788	7,199

Mortgage Opportunities Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H20, Class AI, IO, 1.881%, 8/20/65 W	$140,738	$11,977
Ser. 17-H09, IO, 1.862%, 4/20/67 W	509,423	47,983
Ser. 15-H10, Class CI, IO, 1.862%, 4/20/65 W	154,498	12,696
Ser. 17-H03, Class AI, IO, 1.859%, 12/20/66 W	1,404,791	152,771
Ser. 15-H26, Class GI, IO, 1.85%, 10/20/65 W	83,019	7,015
Ser. 17-H10, Class MI, IO, 1.833%, 4/20/67 W	5,760,653	525,372
Ser. 17-H06, Class DI, IO, 1.828%, 2/20/67 W	771,448	61,716
Ser. 13-H15, Class CI, IO, 1.814%, 7/20/63 W	2,485,030	83,711
Ser. 15-H23, Class BI, IO, 1.79%, 9/20/65 W	101,672	7,900
Ser. 15-H26, Class EI, IO, 1.782%, 10/20/65 W	209,127	17,399
Ser. 17-H14, Class DI, IO, 1.753%, 6/20/67 W	597,199	38,135
Ser. 15-H09, Class BI, IO, 1.748%, 3/20/65 W	62,965	4,601
Ser. 16-H24, Class CI, IO, 1.747%, 10/20/66 W	4,867,714	370,949
Ser. 14-H25, Class BI, IO, 1.74%, 12/20/64 W	1,785,184	129,526
Ser. 17-H16, Class CI, IO, 1.712%, 7/20/67 W	5,927,615	335,823
Ser. 13-H14, Class XI, IO, 1.704%, 3/20/63 W	221,320	8,897
Ser. 16-H12, Class AI, IO, 1.703%, 7/20/65 W	334,206	23,972
Ser. 15-H25, Class BI, IO, 1.687%, 10/20/65 W	130,098	11,891
Ser. 15-H24, Class BI, IO, 1.672%, 8/20/65 W	308,343	12,226
Ser. 18-H01, Class IB, IO, 1.667%, 1/20/68 W	8,156,668	414,359
Ser. 15-H22, Class EI, IO, 1.664%, 8/20/65 W	182,776	8,207
Ser. 15-H25, Class AI, IO, 1.661%, 9/20/65 W	228,531	17,505
Ser. 17-H06, Class EI, IO, 1.635%, 2/20/67 W	137,302	8,715
Ser. 15-H14, Class BI, IO, 1.622%, 5/20/65 W	315,204	13,523
Ser. 15-H01, Class BI, IO, 1.616%, 1/20/65 W	5,353,347	335,976
Ser. 14-H23, Class BI, IO, 1.614%, 11/20/64 W	5,356,460	410,096
Ser. 14-H13, Class BI, IO, 1.614%, 5/20/64 W	196,409	8,838
FRB Ser. 12-H23, Class WI, IO, 1.611%, 10/20/62 W	535,678	19,752
Ser. 15-H25, Class CI, IO, 1.604%, 10/20/65 W	121,727	10,724
Ser. 18-H08, Class FI, IO, 1.596%, 6/20/68 W	3,037,594	308,358
Ser. 15-H26, Class DI, IO, 1.591%, 10/20/65 W	123,183	11,839
Ser. 11-H15, Class AI, IO, 1.573%, 6/20/61 W	1,570,291	76,552
Ser. 17-H03, Class HI, IO, 1.561%, 1/20/67 W	451,164	32,145
Ser. 16-H25, Class GI, IO, 1.553%, 11/20/66 W	574,093	25,298
Ser. 17-H14, Class EI, IO, 1.547%, 6/20/67 W	2,799,069	227,424
Ser. 14-H08, Class CI, IO, 1.538%, 3/20/64 W	9,190,382	443,905
Ser. 14-H06, Class BI, IO, 1.529%, 2/20/64 W	6,161,824	267,972
Ser. 17-H22, Class DI, IO, 1.525%, 11/20/67 W	3,415,992	452,619
Ser. 17-H16, Class KI, IO, 1.519%, 8/20/67 W	3,674,493	259,577
Ser. 13-H24, Class AI, IO, 1.518%, 9/20/63 W	409,291	14,882
Ser. 10-H19, Class BI, IO, 1.513%, 8/20/60 W	231,165	13,040
Ser. 14-H08, Class BI, IO, 1.505%, 4/20/64 W	140,393	11,056
Ser. 12-H29, Class AI, IO, 1.503%, 10/20/62 W	1,256,944	35,898
Ser. 12-H29, Class FI, IO, 1.503%, 10/20/62 W	1,256,944	35,898
Ser. 10-H20, Class IF, IO, 1.496%, 10/20/60 W	2,111,992	105,600
Ser. 14-H09, Class AI, IO, 1.483%, 1/20/64 W	145,631	5,643
Ser. 12-H29, Class CI, IO, 1.479%, 2/20/62 W	4,784,411	209,318
Ser. 16-H08, Class GI, IO, 1.478%, 4/20/66 W	156,765	8,071
Ser. 12-H06, Class AI, IO, 1.394%, 1/20/62 W	544,045	21,762
Ser. 14-H21, Class AI, IO, 1.358%, 10/20/64 W	183,902	15,226
Ser. 11-H08, Class GI, IO, 1.314%, 3/20/61 W	173,556	7,116
FRB Ser. 11-H07, Class FI, IO, 1.29%, 2/20/61 W	385,946	10,112
Ser. 12-H11, Class FI, IO, 1.269%, 2/20/62 W	6,800,310	205,873
Ser. 12-H10, Class AI, IO, 1.255%, 12/20/61 W	4,091,009	127,844
Ser. H361, Class I, IO, 1.213%, 12/1/49 ##	12,008,000	1,045,071
Ser. 19-H15, Class CI, IO, 1.172%, 7/20/69 W	12,003,127	719,431
Ser. 11-H16, Class FI, IO, 1.086%, 7/20/61 W	1,491,230	50,135
Ser. 15-H26, Class CI, IO, 0.201%, 8/20/65 W	202,851	2,596
		103,822,946

24 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Commercial mortgage-backed securities (7.4%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51 W	$9,423	$9,902
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.562%, 1/12/45 W	1,162,000	1,022,560
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	213,000	120,340
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	100,000	96,729
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.012%, 5/10/47 W	467,000	474,233
FRB Ser. 14-CR17, Class E, 5.012%, 5/10/47 W	917,000	861,980
FRB Ser. 12-CR3, Class E, 4.91%, 10/15/45 W	398,000	298,500
FRB Ser. 14-CR19, Class D, 4.906%, 8/10/47 W	903,000	896,593
Ser. 12-CR4, Class B, 3.703%, 10/15/45	554,000	536,454
Ser. 15-LC19, Class D, 2.867%, 2/10/48	370,000	344,881
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41 W	63,742	44,592
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39 W	9,091	9,091
Federal National Mortgage Association 144A Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01,
Class M10, 4.958%, 10/15/49	601,000	623,538
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	290,000	294,962
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	1,094,000	922,740
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.973%, 2/15/47 W	806,000	761,301
FRB Ser. 13-C12, Class E, 4.237%, 7/15/45 W	625,000	567,714
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	402,000	307,530
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	100,000	71,305
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	924,119	852,856
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46 W	740,000	666,980
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51 W	933,000	895,680
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46 W	641,000	638,399
FRB Ser. 11-C3, Class E, 5.853%, 2/15/46 W	242,000	234,737
FRB Ser. 12-C6, Class E, 5.329%, 5/15/45 W	224,000	215,409
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	643,000	560,226
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	82,468
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49 W	382,833	305,178
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.925%, 10/15/46 W	545,000	494,393
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46 W	932,000	484,640
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46 W	482,000	439,386
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	1,286,000	1,093,824
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	4,522	4,518
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	69,463	63,267
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.60%, 3/15/45 W	332,000	332,821
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45 W	392,000	329,280
FRB Ser. 11-C3, Class G, 5.419%, 7/15/49 W	753,000	693,819
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.756%, 5/10/45 W	541,000	539,857
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	422,000	396,135
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.047%, 5/10/63 W	24,000	21,757
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	37,000	17,334
FRB Ser. 12-C4, Class D, 4.629%, 12/10/45 W	485,000	485,347
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.42%, 7/15/46 W	482,000	451,888
Ser. 10-C1, Class E, 4.00%, 11/15/43	175,000	170,711
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	600,473

Mortgage Opportunities Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45 W	$628,000	$576,710
FRB Ser. 12-C7, Class D, 4.968%, 6/15/45 W	228,000	221,345
FRB Ser. 12-C7, Class E, 4.968%, 6/15/45 W	653,000	561,580
FRB Ser. 13-C15, Class D, 4.644%, 8/15/46 W	1,324,000	1,077,280
FRB Ser. 12-C10, Class D, 4.582%, 12/15/45 W	674,000	582,800
		22,356,043
Residential mortgage-backed securities (non-agency) (18.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%),
2.013%, 5/25/47	1,184,854	745,793
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.427%, 9/25/35 W	355,063	334,456
FRB Ser. 05-8, Class 21A1, 4.176%, 10/25/35 W	689,333	638,790
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 2.028%, 11/25/36	528,085	563,029
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 1.938%, 9/25/46	98,197	101,076
Bellemeade Re Ltd. 144A FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 5.558%, 10/25/29 (Bermuda)	186,000	186,001
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR
+ 0.18%), 1.888%, 11/25/47	1,757,169	1,516,155
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 4.603%, 4/25/37 W	452,789	452,453
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.058%, 3/25/37	254,482	223,291
FRB Ser. 07-WFH3, Class M1, (1 Month US LIBOR + 0.26%), 1.968%, 6/25/37	206,000	200,850
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.286%, 8/25/46	115,932	107,499
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.266%, 6/25/46	34,001	31,492
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 2.364%, 11/20/35	184,323	166,085
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.054%, 11/20/35	37,745	35,912
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.048%, 2/25/37	284,993	140,976
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 1.904%, 2/20/47	419,616	331,592
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 1.898%, 8/25/46	136,919	129,388
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 1.898%, 8/25/46	338,070	312,715
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.898%, 8/25/46	369,287	332,439
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR
+ 0.20%), 1.908%, 4/25/46	50,791	44,949
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%),
12.208%, 5/25/28	248,975	327,888
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.058%, 4/25/28	311,007	400,245
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.258%, 12/25/27	472,846	570,766
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.058%, 9/25/28	1,370,000	1,505,528
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 6.858%, 10/25/29	250,000	286,783
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%),
6.708%, 12/25/28	420,000	455,235
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 6.658%, 7/25/29	773,000	873,869
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 6.158%, 3/25/30	250,000	273,281
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 5.608%, 4/25/29	1,900,000	2,020,681
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.558%, 3/25/29	343,000	364,867
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.258%, 8/25/29	490,000	513,393
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 4.858%, 7/25/30	498,000	499,709
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.008%, 9/25/30	614,000	619,055
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%),
13.958%, 2/25/49	260,000	346,080
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%),
12.708%, 10/25/48	301,000	379,146
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%),
12.458%, 1/25/49	164,000	207,692
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%),
12.208%, 3/25/49	196,000	247,116
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 9.458%, 9/25/48	818,000	870,296
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 6.358%, 1/25/49	320,000	346,044

26 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.058%, 3/25/49	$270,000	$289,365
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 5.958%, 10/25/48	1,660,000	1,787,843
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 5.608%, 9/25/48	500,000	535,385
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%),
5.408%, 12/25/30	1,788,000	1,875,275
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	244,000	246,682
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.358%, 1/25/49	1,084,000	1,101,881
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.158%, 3/25/49	1,863,000	1,880,337
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.058%, 2/25/49	312,000	314,206
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%),
4.008%, 10/25/48	68,800	69,503
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%),
3.858%, 12/25/30	920,000	926,870
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.458%, 10/25/28	814,857	1,155,427
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 13.958%, 9/25/28	60,757	87,151
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.458%, 10/25/28	86,735	123,382
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.458%, 8/25/28	26,801	37,869
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.458%, 1/25/29	44,897	59,307
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 10.958%, 4/25/29	249,504	320,411
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.608%, 10/25/28	707,886	764,853
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.408%, 4/25/28	1,471,290	1,629,344
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.258%, 4/25/28	593,394	631,904
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.208%, 9/25/29	1,085,000	1,263,334
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.008%, 10/25/28	384,000	414,448
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 6.758%, 11/25/29	964,000	1,094,202
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.708%, 7/25/25	152,586	161,991
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.558%, 10/25/29	1,000,000	1,127,939
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 6.158%, 2/25/30	761,000	830,092
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.158%, 1/25/29	280,404	295,037
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.158%, 5/25/30	77,000	83,476
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.058%, 5/25/29	403,968	424,249
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 5.958%, 1/25/31	2,020,000	2,185,931
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 5.808%, 3/25/31	277,000	295,179
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 5.458%, 3/25/31	90,000	94,618
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.308%, 1/25/30	755,000	787,161
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.258%, 7/25/30	761,000	790,607
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.508%, 2/25/30	840,006	856,757
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.358%, 2/25/30	705,000	719,306
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.258%, 12/25/30	261,000	264,687
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 4.208%, 5/25/30	2,050,000	2,078,517
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.058%, 1/25/31	78,000	78,688
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 3.958%, 7/25/30	195,000	197,037
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 6.958%, 6/25/39	1,230,000	1,338,068
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 5.858%, 8/25/31	977,000	1,035,752
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 5.808%, 9/25/31	184,000	195,165
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 5.458%, 9/25/39	700,000	704,914
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 3.808%, 6/25/39	1,230,000	1,234,125
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 3.708%, 7/25/39	430,000	431,358
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 1.958%, 1/25/36	444,874	266,760
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 1.888%, 5/25/36	91,799	38,345
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.00%), 1.798%, 1/25/36	1,102,698	524,443
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.018%, 5/25/37	554,179	403,220
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 2.433%, 1/19/35	366,845	235,963
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.086%, 6/25/36 W	41,038	38,612
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.023%, 6/25/37	210,054	118,052

Mortgage Opportunities Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (60.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	$238,000	$237,357
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 4.599%, 2/26/37	422,950	380,168
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 2.653%, 8/25/35	22,237	21,650
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.558%, 7/25/28 (Bermuda)	662,000	664,816
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 6.058%, 7/25/29 (Bermuda)	191,000	190,696
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 5.208%, 7/25/29 (Bermuda)	159,000	158,412
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.458%, 4/25/27 (Bermuda)	617,000	658,264
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.408%, 3/25/28 (Bermuda)	964,000	968,434
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 1.918%, 8/25/36	125,124	120,745
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 1.888%, 1/25/37	47,189	43,160
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 1.828%, 8/25/36	377,140	347,217
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.166%, 9/25/35 W	358,750	363,019
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 2.628%, 10/25/44	153,266	149,511
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.138%, 10/25/45	108,033	107,547
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 5.183%, 4/25/36 W	359,895	372,492
		56,931,131
Total mortgage-backed securities (cost $180,045,551)		$183,110,120

	Principal
ASSET-BACKED SECURITIES (2.6%)*	amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29 W	$1,115,000	$1,064,491
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.508%, 6/25/52	707,000	707,000
Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28 W	600,000	590,975
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29 W	203,000	200,864
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.458%, 10/24/20	1,350,000	1,350,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.408%, 9/24/20	1,361,000	1,361,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.408%, 6/24/20	907,000	907,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.408%, 2/24/20	913,000	913,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.358%, 8/25/52	780,000	780,000
Total asset-backed securities (cost $7,849,293)		$7,874,330

	Expiration
PURCHASED OPTIONS OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-20/$101.34	$241,000,000	$241,000,000	$1,016,779
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Dec-19/102.53	28,000,000	28,000,000	53,480
Total purchased options outstanding (cost $985,938)				$1,070,259

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(1.79)/3 month USD-LIBOR-BBA/Dec-29	Dec-19/1.79	$78,834,100	$245,962
1.55/3 month USD-LIBOR-BBA/Dec-29	Dec-19/1.55	78,834,100	140,325
Total purchased swap options outstanding (cost $504,538)			$386,287

28 Mortgage Opportunities Fund

	Principal amount/
SHORT-TERM INVESTMENTS (37.8%)*		shares	Value
Interest in $543,734,000 joint tri-party repurchase agreement dated 11/29/19 with Citigroup Global Markets,
Inc. due 12/2/19 — maturity value of $27,649,778 for an effective yield of 1.640% (collateralized by various U.S.
Treasury notes, U.S. Government Obligation and mortgage backed securities with coupon rates ranging from
0.250% to 8.500% and due dates ranging from 1/15/20 to 11/15/54, valued at $554,608,731)		$27,646,000	$27,646,000
Putnam Short Term Investment Fund 1.78% L	Shares	70,869,046	70,869,046
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% P	Shares	24,000	24,000
U.S. Treasury Bills 2.049%, 12/5/19 §		$751,000	750,912
U.S. Treasury Bills 2.009%, 12/12/19 ∆ §		5,494,000	5,491,591
U.S. Treasury Bills 1.908%, 1/2/20 §		590,000	589,207
U.S. Treasury Bills 1.907%, 3/12/20 ∆ §		1,788,000	1,780,175
U.S. Treasury Bills 1.614%, 4/9/20 ∆ §		177,000	176,007
U.S. Treasury Bills 1.581%, 4/16/20 ∆ §		2,418,000	2,403,839
U.S. Treasury Bills 1.574%, 5/21/20 ∆ §		2,183,000	2,166,850
U.S. Treasury Bills 1.564%, 5/7/20 ∆ §		2,663,000	2,644,912
U.S. Treasury Bills 1.541%, 4/23/20 §		165,000	163,977
Total short-term investments (cost $114,704,117)			$114,706,516

TOTAL INVESTMENTS
Total investments (cost $503,807,193)	$507,264,096

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2019 through November 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $303,585,766.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,313,310 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,429,197 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

## Forward commitment, in part or in entirety (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $260,168,926 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Mortgage Opportunities Fund 29

WRITTEN SWAP OPTIONS OUTSTANDING at 11/30/19 (premiums $559,721) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(1.67)/3 month USD-LIBOR-BBA/Dec-29	Dec-19/1.67	$39,417,000	$195,114
1.67/3 month USD-LIBOR-BBA/Dec-29	Dec-19/1.67	39,417,000	315,336
Total			$510,450

WRITTEN OPTIONS OUTSTANDING at 11/30/19 (premiums $985,938) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-20/$101.34	$241,000,000	$241,000,000	$941,587
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Dec-19/102.53	28,000,000	28,000,000	14,084
Total				$955,671

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 11/30/19 (Unaudited)
Counterparty		Notional/	Premium
Fixed right or obligation % to receive or (pay)/Floating rate index/	Expiration	Contract	receivable/	Unrealized
Maturity date	date/strike	amount	(payable)	depreciation
Barclays Bank PLC
1.731/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-19/1.731	$13,196,300	$(129,984)	$(22,698)
(1.731)/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-19/1.731	13,196,300	(129,984)	(118,503)
Citibank, N.A.
1.58/3 month USD-LIBOR-BBA/Mar-25 (Purchased)	Mar-20/1.58	37,573,300	(371,036)	(111,593)
(1.58)/3 month USD-LIBOR-BBA/Mar-25 (Purchased)	Mar-20/1.58	37,573,300	(371,036)	(132,633)
Unrealized appreciation				—
Unrealized (depreciation)				(385,427)
Total				$(385,427)

TBA SALE COMMITMENTS OUTSTANDING at 11/30/19 (proceeds receivable $87,382,500) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 4.00%, 12/1/49	$2,000,000	12/19/19	$2,076,719
Government National Mortgage Association, 3.50%, 12/1/49	1,000,000	12/19/19	1,033,516
Uniform Mortgage-Backed Securities, 4.50%, 12/1/49	1,000,000	12/12/19	1,050,547
Uniform Mortgage-Backed Securities, 3.50%, 12/1/49	3,000,000	12/12/19	3,079,688
Uniform Mortgage-Backed Securities, 3.00%, 12/1/49	79,000,000	12/12/19	80,117,106
Total			$87,357,576

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/19 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$31,311,200	$206,529	$287,648	10/22/29	3 month USD-LIBOR-BBA — Quarterly	1.631% — Semiannually	$68,489
326,355,600	191,244 E	198,676	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	389,920
307,809,400	2,062,015 E	(376,022)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,685,993
12,585,100	664,002 E	179,090	12/18/49	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(484,913)
115,666,500	1,937,298 E	341,037	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	(1,596,257)
8,709,000	113,531	(115)	9/30/29	1.5594% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	121,966
3,079,000	99,270	(105)	10/2/49	3 month USD-LIBOR-BBA — Quarterly	1.737% — Semiannually	(101,310)
3,608,000	64,702	(123)	10/3/49	3 month USD-LIBOR-BBA — Quarterly	1.7975% — Semiannually	(66,727)
229,027,000	542,107	(14,634)	10/4/21	1.512% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	737,961
114,524,000	1,058,774	(7,460)	10/4/24	3 month USD-LIBOR-BBA — Quarterly	1.396% — Semiannually	(1,192,523)
22,412,000	430,803	(2,778)	10/4/29	3 month USD-LIBOR-BBA — Quarterly	1.4925% — Semiannually	(454,871)
13,052,000	612,204	(10,573)	10/4/49	1.675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	610,258
3,911,000	210,670	(133)	10/9/49	3 month USD-LIBOR-BBA — Quarterly	1.6455% — Semiannually	(213,092)
10,180,000	228,633	(135)	10/11/29	1.4575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	236,506
16,515,000	113,722	(219)	10/15/29	1.62779% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	122,294

30 Mortgage Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$7,421,000	$36,088	$(253)	10/18/49	1.8525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$37,584
11,160,000	15,378	(90)	10/21/24	1.5635% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,887
11,870,000	26,387	(157)	10/22/29	1.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,407
4,750,300	14,716	(63)	10/22/29	1.669% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,374
7,064,000	4,245	(57)	10/23/24	1.579% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,215
8,480,000	619	(112)	10/24/29	1.70334% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,752
7,712,000	13,457	(102)	10/28/29	3 month USD-LIBOR-BBA — Quarterly	1.684% — Semiannually	(15,753)
10,747,000	45,051	(143)	11/1/29	3 month USD-LIBOR-BBA — Quarterly	1.7485% — Semiannually	43,470
9,462,000	20,078	(125)	11/6/29	3 month USD-LIBOR-BBA — Quarterly	1.6805% — Semiannually	(21,700)
6,313,000	32,518	(84)	1/7/29	3 month USD-LIBOR-BBA — Quarterly	1.759% — Semiannually	31,868
6,284,000	15,264	(51)	11/7/24	3 month USD-LIBOR-BBA — Quarterly	1.6425% — Semiannually	14,161
12,568,000	28,680	(102)	11/7/24	1.63942% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,653)
10,838,000	129,221	(370)	11/8/49	1.92276% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(129,719)
16,350,000	19,914	(132)	11/8/24	3 month USD-LIBOR-BBA — Quarterly	1.6175% — Semiannually	16,787
14,483,000	7,430	(55)	11/8/21	1.6535% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,164)
4,191,000	18,189	(56)	11/8/29	3 month USD-LIBOR-BBA — Quarterly	1.7505% — Semiannually	17,722
4,354,000	30,970	(41)	11/12/24	1.741% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,644)
6,897,000	32,788	(56)	11/12/24	1.6915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,083)
2,699,000	44,868	(92)	11/15/49	3 month USD-LIBOR-BBA — Quarterly	1.9425% — Semiannually	44,815
10,455,000	27,340	(139)	11/19/29	1.7325% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,886)
6,536,000	6,379	(87)	11/21/29	3 month USD-LIBOR-BBA — Quarterly	1.6937% — Semiannually	(6,831)
8,631,000	55,135	(114)	11/22/29	1.6355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	55,588
7,041,000	36,867	(93)	11/25/29	1.6486% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	37,079
9,769,000	53,251	(130)	11/26/29	3 month USD-LIBOR-BBA — Quarterly	1.6465% — Semiannually	(53,748)
10,219,000	22,093	(136)	11/27/29	1.682% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,227
7,582,000	42,414	(101)	11/29/29	3 month USD-LIBOR-BBA — Quarterly	1.6445% — Semiannually	(42,628)
7,988,000	21,975	(65)	11/29/24	1.5345% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,079
2,630,000	7,761	(90)	11/29/49	3 month USD-LIBOR-BBA — Quarterly	1.8595% — Semiannually	(7,859)
Total		$591,058				$(115,959)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/19 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$92,055	$90,359	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie	$827
					Mae pools — Monthly
31,112	30,153	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	628
					Mae pools — Monthly
39,104	37,899	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	789
					Mae pools — Monthly
Credit Suisse International
191,082	187,562	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie	(1,716)
					Mae pools — Monthly
70,216	68,052	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(1,417)
					Mae pools — Monthly
16,628	16,244	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(207)
					Mae pools — Monthly
15,068	14,726	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(185)
					Mae pools — Monthly

Mortgage Opportunities Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$6,364	$6,230	$—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie	$78
					Mae pools — Monthly
99,027	97,203	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie	889
					Mae pools — Monthly
18,146	17,727	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(226)
					Mae pools — Monthly
JPMorgan Securities LLC
10,240	10,007	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	(126)
					Mae pools — Monthly
25,308	24,732	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie	311
					Mae pools — Monthly
Upfront premium received		—		Unrealized appreciation		3,522
Upfront premium (paid)		—		Unrealized (depreciation)		(3,877)
Total		$—		Total		$(355)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/19 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Barclays Bank PLC
CMBX NA BBB–.7 Index	BBB–/P	$34	$6,000	$7	1/17/47	300 bp — Monthly	$30
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	BB–/P	2,981	15,000	1,910	5/11/63	500 bp — Monthly	1,084
CMBX NA BB.6 Index	BB–/P	73,329	453,000	57,667	5/11/63	500 bp — Monthly	16,040
CMBX NA BB.7 Index	BB/P	29,437	212,000	9,688	1/17/47	500 bp — Monthly	19,925
CMBX NA BB.7 Index	BB/P	55,526	432,000	19,742	1/17/47	500 bp — Monthly	36,144
CMBX NA BB.7 Index	BB/P	72,834	603,000	27,557	1/17/47	500 bp — Monthly	45,779
CMBX NA BBB–.6 Index	BBB–/P	4,272	50,000	3,155	5/11/63	300 bp — Monthly	1,142
CMBX NA BBB–.6 Index	BBB–/P	5,426	60,000	3,786	5/11/63	300 bp — Monthly	1,670
CMBX NA BBB–.6 Index	BBB–/P	5,861	66,000	4,165	5/11/63	300 bp — Monthly	1,730
CMBX NA BBB–.6 Index	BBB–/P	8,207	91,000	5,742	5/11/63	300 bp — Monthly	2,510
CMBX NA BBB–.6 Index	BBB–/P	8,617	97,000	6,121	5/11/63	300 bp — Monthly	2,545
CMBX NA BBB–.6 Index	BBB–/P	11,717	117,000	7,383	5/11/63	300 bp — Monthly	4,393
CMBX NA BBB–.6 Index	BBB–/P	15,717	173,000	10,916	5/11/63	300 bp — Monthly	4,887
CMBX NA BBB–.6 Index	BBB–/P	14,214	179,000	11,295	5/11/63	300 bp — Monthly	3,008
CMBX NA BBB–.6 Index	BBB–/P	15,923	188,000	11,863	5/11/63	300 bp — Monthly	4,155
CMBX NA BBB–.6 Index	BBB–/P	13,770	199,000	12,557	5/11/63	300 bp — Monthly	1,312
CMBX NA BBB–.6 Index	BBB–/P	13,770	199,000	12,557	5/11/63	300 bp — Monthly	1,312
CMBX NA BBB–.6 Index	BBB–/P	17,780	208,000	13,125	5/11/63	300 bp — Monthly	4,759
CMBX NA BBB–.6 Index	BBB–/P	20,335	209,000	13,188	5/11/63	300 bp — Monthly	7,252
CMBX NA BBB–.6 Index	BBB–/P	23,139	254,000	16,027	5/11/63	300 bp — Monthly	7,238
CMBX NA BBB–.6 Index	BBB–/P	31,541	368,000	23,221	5/11/63	300 bp — Monthly	8,504
CMBX NA BBB–.6 Index	BBB–/P	28,707	373,000	23,536	5/11/63	300 bp — Monthly	5,357
CMBX NA BBB–.6 Index	BBB–/P	52,383	512,000	32,307	5/11/63	300 bp — Monthly	20,332
CMBX NA BBB–.6 Index	BBB–/P	56,070	551,000	34,768	5/11/63	300 bp — Monthly	21,578
CMBX NA BBB–.6 Index	BBB–/P	70,142	750,000	47,325	5/11/63	300 bp — Monthly	23,192
CMBX NA BBB–.6 Index	BBB–/P	70,779	776,000	48,966	5/11/63	300 bp — Monthly	22,201
CMBX NA BBB–.6 Index	BBB–/P	72,069	788,000	49,723	5/11/63	300 bp — Monthly	22,741
CMBX NA BBB–.6 Index	BBB–/P	88,093	973,000	61,396	5/11/63	300 bp — Monthly	27,183
CMBX NA BBB–.6 Index	BBB–/P	1,882,208	19,879,000	1,254,365	5/11/63	300 bp — Monthly	637,782
Credit Suisse International
CMBX NA A.7 Index	A-/P	110	3,000	78	1/17/47	200 bp — Monthly	189
CMBX NA BB.7 Index	BB/P	44,810	335,000	15,310	1/17/47	500 bp — Monthly	29,780

32 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6 Index	BBB–/P	$1,768	$16,000	$1,010	5/11/63	300 bp — Monthly	$766
CMBX NA BBB–.6 Index	BBB–/P	4,088	37,000	2,335	5/11/63	300 bp — Monthly	1,772
CMBX NA BBB–.6 Index	BBB–/P	213,765	2,275,000	143,553	5/11/63	300 bp — Monthly	71,350
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	25	1/17/47	300 bp — Monthly	1,364
Goldman Sachs International
CMBX NA BB.6 Index	BB–/P	57,845	368,000	46,846	5/11/63	500 bp — Monthly	11,305
CMBX NA BBB–.6 Index	BBB–/P	68	1,000	63	5/11/63	300 bp — Monthly	6
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	63	5/11/63	300 bp — Monthly	17
CMBX NA BBB–.6 Index	BBB–/P	833	6,000	379	5/11/63	300 bp — Monthly	458
CMBX NA BBB–.6 Index	BBB–/P	520	6,000	379	5/11/63	300 bp — Monthly	144
CMBX NA BBB–.6 Index	BBB–/P	758	7,000	442	5/11/63	300 bp — Monthly	320
CMBX NA BBB–.6 Index	BBB–/P	780	7,000	442	5/11/63	300 bp — Monthly	342
CMBX NA BBB–.6 Index	BBB–/P	580	7,000	442	5/11/63	300 bp — Monthly	142
CMBX NA BBB–.6 Index	BBB–/P	1,959	13,000	820	5/11/63	300 bp — Monthly	1,145
CMBX NA BBB–.6 Index	BBB–/P	1,433	13,000	820	5/11/63	300 bp — Monthly	619
CMBX NA BBB–.6 Index	BBB–/P	1,266	15,000	947	5/11/63	300 bp — Monthly	327
CMBX NA BBB–.6 Index	BBB–/P	1,382	16,000	1,010	5/11/63	300 bp — Monthly	380
CMBX NA BBB–.6 Index	BBB–/P	2,196	19,000	1,199	5/11/63	300 bp — Monthly	1,006
CMBX NA BBB–.6 Index	BBB–/P	4,985	35,000	2,209	5/11/63	300 bp — Monthly	2,794
CMBX NA BBB–.6 Index	BBB–/P	2,932	39,000	2,461	5/11/63	300 bp — Monthly	490
CMBX NA BBB–.6 Index	BBB–/P	6,344	40,000	2,524	5/11/63	300 bp — Monthly	3,840
CMBX NA BBB–.6 Index	BBB–/P	4,589	41,000	2,587	5/11/63	300 bp — Monthly	2,022
CMBX NA BBB–.6 Index	BBB–/P	4,408	47,000	2,966	5/11/63	300 bp — Monthly	1,466
CMBX NA BBB–.6 Index	BBB–/P	6,102	52,000	3,281	5/11/63	300 bp — Monthly	2,846
CMBX NA BBB–.6 Index	BBB–/P	6,807	61,000	3,849	5/11/63	300 bp — Monthly	2,988
CMBX NA BBB–.6 Index	BBB–/P	6,807	61,000	3,849	5/11/63	300 bp — Monthly	2,988
CMBX NA BBB–.6 Index	BBB–/P	18,576	121,000	7,635	5/11/63	300 bp — Monthly	11,002
CMBX NA BBB–.6 Index	BBB–/P	19,769	166,000	10,475	5/11/63	300 bp — Monthly	9,377
CMBX NA BBB–.6 Index	BBB–/P	28,389	179,000	11,295	5/11/63	300 bp — Monthly	17,184
CMBX NA BBB–.6 Index	BBB–/P	22,689	192,000	12,115	5/11/63	300 bp — Monthly	10,670
CMBX NA BBB–.6 Index	BBB–/P	22,767	192,000	12,115	5/11/63	300 bp — Monthly	10,748
CMBX NA BBB–.6 Index	BBB–/P	31,086	196,000	12,368	5/11/63	300 bp — Monthly	18,816
CMBX NA BBB–.6 Index	BBB–/P	26,688	266,000	16,785	5/11/63	300 bp — Monthly	10,037
CMBX NA BBB–.6 Index	BBB–/P	42,824	274,000	17,289	5/11/63	300 bp — Monthly	25,672
CMBX NA BBB–.6 Index	BBB–/P	37,025	300,000	18,930	5/11/63	300 bp — Monthly	18,245
CMBX NA BBB–.6 Index	BBB–/P	34,253	310,000	19,561	5/11/63	300 bp — Monthly	14,847
CMBX NA BBB–.6 Index	BBB–/P	36,669	328,000	20,697	5/11/63	300 bp — Monthly	16,136
CMBX NA BBB–.7 Index	BBB–/P	370	5,000	6	1/17/47	300 bp — Monthly	366
CMBX NA BBB–.7 Index	BBB–/P	3,816	37,000	44	1/17/47	300 bp — Monthly	3,790
CMBX NA BBB–.7 Index	BBB–/P	4,227	52,000	62	1/17/47	300 bp — Monthly	4,191
CMBX NA BBB–.7 Index	BBB–/P	4,856	57,000	68	1/17/47	300 bp — Monthly	4,816
CMBX NA BBB–.7 Index	BBB–/P	7,472	86,000	103	1/17/47	300 bp — Monthly	7,412
CMBX NA BBB–.7 Index	BBB–/P	23,196	206,000	247	1/17/47	300 bp — Monthly	23,051
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB–/P	48,723	230,000	29,279	5/11/63	500 bp — Monthly	19,636
CMBX NA BB.10 Index	BB–/P	23,189	289,000	19,190	5/11/63	500 bp — Monthly	4,240
CMBX NA BB.6 Index	BB–/P	12,113	50,000	6,365	5/11/63	500 bp — Monthly	5,789
CMBX NA BB.6 Index	BB–/P	56,732	379,000	48,247	5/11/63	500 bp — Monthly	8,801
CMBX NA BB.6 Index	BB–/P	176,585	700,000	89,110	5/11/63	500 bp — Monthly	88,059
CMBX NA BBB–.6 Index	BBB–/P	4,359	49,000	3,092	5/11/63	300 bp — Monthly	1,292
CMBX NA BBB–.6 Index	BBB–/P	7,422	72,000	4,543	5/11/63	300 bp — Monthly	2,914
CMBX NA BBB–.6 Index	BBB–/P	20,218	201,000	12,683	5/11/63	300 bp — Monthly	7,636
CMBX NA BBB–.6 Index	BBB–/P	23,053	231,000	14,576	5/11/63	300 bp — Monthly	8,592

Mortgage Opportunities Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$23,139	$254,000	$16,027	5/11/63	300 bp — Monthly	$7,238
CMBX NA BBB–.6 Index	BBB–/P	39,381	399,000	25,177	5/11/63	300 bp — Monthly	14,404
CMBX NA BBB–.6 Index	BBB–/P	49,571	406,000	25,619	5/11/63	300 bp — Monthly	24,156
CMBX NA BBB–.6 Index	BBB–/P	44,404	445,000	28,080	5/11/63	300 bp — Monthly	16,547
CMBX NA BBB–.6 Index	BBB–/P	55,210	574,000	36,219	5/11/63	300 bp — Monthly	19,278
CMBX NA BBB–.6 Index	BBB–/P	247,321	2,174,000	137,179	5/11/63	300 bp — Monthly	111,229
CMBX NA BBB–.6 Index	BBB–/P	8,044,953	60,811,000	3,837,174	5/11/63	300 bp — Monthly	4,260,377
CMBX NA BBB–.7 Index	BBB–/P	345,344	3,067,000	3,680	1/17/47	300 bp — Monthly	343,197
Merrill Lynch International
CMBX NA BB.6 Index	BB–/P	102,665	633,000	80,581	5/11/63	500 bp — Monthly	22,611
CMBX NA BB.6 Index	BB–/P	109,152	673,000	85,673	5/11/63	500 bp — Monthly	24,040
CMBX NA BB.7 Index	BB/P	16,216	134,000	6,124	1/17/47	500 bp — Monthly	10,204
CMBX NA BB.7 Index	BB/P	27,163	287,000	13,116	1/17/47	500 bp — Monthly	14,286
CMBX NA BBB–.6 Index	BBB–/P	29,676	328,000	20,697	5/11/63	300 bp — Monthly	9,143
CMBX NA BBB–.6 Index	BBB–/P	42,790	561,000	35,399	5/11/63	300 bp — Monthly	7,672
CMBX NA BBB–.6 Index	BBB–/P	392,433	4,395,000	277,325	5/11/63	300 bp — Monthly	117,306
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	43,572	315,000	19,877	5/11/63	300 bp — Monthly	23,853
CMBX NA BB.6 Index	BB–/P	100,413	418,000	53,211	5/11/63	500 bp — Monthly	47,550
CMBX NA BB.6 Index	BB–/P	100,497	556,000	70,779	5/11/63	500 bp — Monthly	30,182
CMBX NA BBB–.6 Index	BBB–/P	108	1,000	63	5/11/63	300 bp — Monthly	45
CMBX NA BBB–.6 Index	BBB–/P	834	6,000	379	5/11/63	300 bp — Monthly	459
CMBX NA BBB–.6 Index	BBB–/P	1,472	13,000	820	5/11/63	300 bp — Monthly	659
CMBX NA BBB–.6 Index	BBB–/P	1,725	14,000	883	5/11/63	300 bp — Monthly	848
CMBX NA BBB–.6 Index	BBB–/P	2,150	15,000	947	5/11/63	300 bp — Monthly	1,211
CMBX NA BBB–.6 Index	BBB–/P	2,831	25,000	1,578	5/11/63	300 bp — Monthly	1,266
CMBX NA BBB–.6 Index	BBB–/P	3,313	31,000	1,956	5/11/63	300 bp — Monthly	1,372
CMBX NA BBB–.6 Index	BBB–/P	4,240	35,000	2,209	5/11/63	300 bp — Monthly	2,049
CMBX NA BBB–.6 Index	BBB–/P	6,984	54,000	3,407	5/11/63	300 bp — Monthly	3,603
CMBX NA BBB–.6 Index	BBB–/P	5,821	55,000	3,471	5/11/63	300 bp — Monthly	2,378
CMBX NA BBB–.6 Index	BBB–/P	7,980	68,000	4,291	5/11/63	300 bp — Monthly	3,723
CMBX NA BBB–.6 Index	BBB–/P	12,583	77,000	4,859	5/11/63	300 bp — Monthly	7,763
CMBX NA BBB–.6 Index	BBB–/P	11,302	87,000	5,490	5/11/63	300 bp — Monthly	5,856
CMBX NA BBB–.6 Index	BBB–/P	9,263	88,000	5,553	5/11/63	300 bp — Monthly	3,755
CMBX NA BBB–.6 Index	BBB–/P	14,346	98,000	6,184	5/11/63	300 bp — Monthly	8,212
CMBX NA BBB–.6 Index	BBB–/P	13,256	112,000	7,067	5/11/63	300 bp — Monthly	6,245
CMBX NA BBB–.6 Index	BBB–/P	12,725	120,000	7,572	5/11/63	300 bp — Monthly	5,213
CMBX NA BBB–.6 Index	BBB–/P	20,826	170,000	10,727	5/11/63	300 bp — Monthly	10,184
CMBX NA BBB–.6 Index	BBB–/P	21,869	171,000	10,790	5/11/63	300 bp — Monthly	11,165
CMBX NA BBB–.6 Index	BBB–/P	15,712	176,000	11,106	5/11/63	300 bp — Monthly	4,694
CMBX NA BBB–.6 Index	BBB–/P	22,319	180,000	11,358	5/11/63	300 bp — Monthly	11,051
CMBX NA BBB–.6 Index	BBB–/P	13,285	185,000	11,674	5/11/63	300 bp — Monthly	1,704
CMBX NA BBB–.6 Index	BBB–/P	17,028	198,000	12,494	5/11/63	300 bp — Monthly	4,633
CMBX NA BBB–.6 Index	BBB–/P	20,446	214,000	13,503	5/11/63	300 bp — Monthly	7,049
CMBX NA BBB–.6 Index	BBB–/P	25,899	220,000	13,882	5/11/63	300 bp — Monthly	12,127
CMBX NA BBB–.6 Index	BBB–/P	33,202	274,000	17,289	5/11/63	300 bp — Monthly	16,050
CMBX NA BBB–.6 Index	BBB–/P	32,694	276,000	17,416	5/11/63	300 bp — Monthly	15,417
CMBX NA BBB–.6 Index	BBB–/P	27,336	293,000	18,488	5/11/63	300 bp — Monthly	8,994
CMBX NA BBB–.6 Index	BBB–/P	25,885	301,000	18,993	5/11/63	300 bp — Monthly	7,043
CMBX NA BBB–.6 Index	BBB–/P	43,114	376,000	23,726	5/11/63	300 bp — Monthly	19,576
CMBX NA BBB–.6 Index	BBB–/P	30,684	401,000	25,303	5/11/63	300 bp — Monthly	5,581
CMBX NA BBB–.6 Index	BBB–/P	49,803	411,000	25,934	5/11/63	300 bp — Monthly	24,075
CMBX NA BBB–.6 Index	BBB–/P	80,831	810,000	51,111	5/11/63	300 bp — Monthly	30,125

34 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$279,765	$2,602,000	$164,186	5/11/63	300 bp — Monthly	$116,880
CMBX NA BBB–.6 Index	BBB–/P	932,214	9,372,000	591,373	5/11/63	300 bp — Monthly	345,527
CMBX NA BBB–.6 Index	BBB–/P	932,214	9,372,000	591,373	5/11/63	300 bp — Monthly	345,527
CMBX NA BBB–.7 Index	BBB–/P	2,965	30,000	36	1/17/47	300 bp — Monthly	2,944
Upfront premium received		16,433,464	Unrealized appreciation				7,608,246
Upfront premium (paid)		—	Unrealized (depreciation)				—
Total		$16,433,464	Total				$7,608,246

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(22)	$3,000	$78	1/17/47	(200 bp) — Monthly	$(101)
CMBX NA BB.10 Index	(13,985)	134,000	8,898	11/17/59	(500 bp) — Monthly	(5,199)
CMBX NA BB.10 Index	(12,061)	110,000	7,304	11/17/59	(500 bp) — Monthly	(4,849)
CMBX NA BB.11 Index	(53,073)	735,000	50,348	11/18/54	(500 bp) — Monthly	(3,338)
CMBX NA BB.11 Index	(78,125)	603,000	41,306	11/18/54	(500 bp) — Monthly	(37,322)
CMBX NA BB.11 Index	(13,102)	139,000	9,522	11/18/54	(500 bp) — Monthly	(3,697)
CMBX NA BB.8 Index	(38,367)	309,000	34,639	10/17/57	(500 bp) — Monthly	(3,985)
CMBX NA BB.9 Index	(213,871)	2,072,000	94,483	9/17/58	(500 bp) — Monthly	(121,115)
CMBX NA BB.9 Index	(42,325)	656,000	29,914	9/17/58	(500 bp) — Monthly	(12,958)
CMBX NA BB.9 Index	(18,582)	288,000	13,133	9/17/58	(500 bp) — Monthly	(5,689)
CMBX NA BBB–.7 Index	(8,135)	196,000	235	1/17/47	(300 bp) — Monthly	(7,998)
Credit Suisse International
CMBX NA BB.10 Index	(50,421)	424,000	28,154	11/17/59	(500 bp) — Monthly	(22,621)
CMBX NA BB.10 Index	(27,719)	223,000	14,807	11/17/59	(500 bp) — Monthly	(13,097)
CMBX NA BB.9 Index	(22,355)	223,000	10,169	9/17/58	(500 bp) — Monthly	(12,372)
Goldman Sachs International
CMBX NA BB.7 Index	(43,198)	227,000	10,374	1/17/47	(500 bp) — Monthly	(33,013)
CMBX NA BB.9 Index	(62,086)	390,000	17,784	9/17/58	(500 bp) — Monthly	(44,627)
CMBX NA BB.9 Index	(26,089)	250,000	11,400	9/17/58	(500 bp) — Monthly	(14,898)
CMBX NA BB.9 Index	(31,123)	197,000	8,983	9/17/58	(500 bp) — Monthly	(22,304)
CMBX NA BB.9 Index	(30,349)	190,000	8,664	9/17/58	(500 bp) — Monthly	(21,843)
CMBX NA BB.9 Index	(6,035)	56,000	2,554	9/17/58	(500 bp) — Monthly	(3,528)
CMBX NA BB.9 Index	(6,258)	52,000	2,371	9/17/58	(500 bp) — Monthly	(3,930)
CMBX NA BB.9 Index	(6,188)	52,000	2,371	9/17/58	(500 bp) — Monthly	(3,860)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(47,241)	475,000	32,538	11/18/54	(500 bp) — Monthly	(15,099)
CMBX NA BB.11 Index	(44,610)	448,000	30,688	11/18/54	(500 bp) — Monthly	(14,295)
CMBX NA BB.11 Index	(14,592)	135,000	9,248	11/18/54	(500 bp) — Monthly	(5,457)
CMBX NA BB.11 Index	(6,881)	67,000	4,590	11/18/54	(500 bp) — Monthly	(2,347)
CMBX NA BB.12 Index	(26,353)	289,000	21,502	8/17/61	(500 bp) — Monthly	(5,092)
CMBX NA BB.7 Index	(433,815)	3,428,000	156,660	1/17/47	(500 bp) — Monthly	(280,009)
CMBX NA BB.9 Index	(22,363)	528,000	24,077	9/17/58	(500 bp) — Monthly	1,274
CMBX NA BB.9 Index	(27,041)	469,000	21,386	9/17/58	(500 bp) — Monthly	(6,046)
CMBX NA BB.9 Index	(44,770)	317,000	14,455	9/17/58	(500 bp) — Monthly	(30,579)
CMBX NA BB.9 Index	(42,747)	274,000	12,494	9/17/58	(500 bp) — Monthly	(30,481)
CMBX NA BB.9 Index	(7,666)	50,000	2,280	9/17/58	(500 bp) — Monthly	(5,428)

Mortgage Opportunities Fund 35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.10 Index	$(23,893)	$201,000	$13,346	11/17/59	(500 bp) — Monthly	$(10,714)
CMBX NA BB.10 Index	(14,122)	134,000	8,898	11/17/59	(500 bp) — Monthly	(5,336)
CMBX NA BB.11 Index	(47,626)	475,000	32,538	11/18/54	(500 bp) — Monthly	(15,485)
CMBX NA BB.9 Index	(4,968)	2,322,000	105,883	9/17/58	(500 bp) — Monthly	98,980
CMBX NA BB.9 Index	(23,888)	561,000	25,582	9/17/58	(500 bp) — Monthly	1,226
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(14,053)	134,000	8,898	11/17/59	(500 bp) — Monthly	(5,268)
CMBX NA BB.11 Index	(58,139)	592,000	40,552	11/18/54	(500 bp) — Monthly	(18,080)
CMBX NA BB.11 Index	(19,821)	208,000	14,248	11/18/54	(500 bp) — Monthly	(5,746)
CMBX NA BB.11 Index	(11,420)	117,000	8,015	11/18/54	(500 bp) — Monthly	(3,503)
CMBX NA BB.12 Index	(28,670)	401,000	29,834	8/17/61	(500 bp) — Monthly	830
CMBX NA BB.12 Index	(20,225)	277,000	20,609	8/17/61	(500 bp) — Monthly	153
CMBX NA BB.12 Index	(8,086)	99,000	7,366	9/17/58	(500 bp) — Monthly	(803)
CMBX NA BB.7 Index	(93,373)	499,000	22,804	1/17/47	(500 bp) — Monthly	(70,985)
CMBX NA BB.7 Index	(80,602)	418,000	19,103	1/17/47	(500 bp) — Monthly	(61,848)
CMBX NA BB.7 Index	(17,389)	334,000	15,264	1/17/47	(500 bp) — Monthly	(2,404)
CMBX NA BB.9 Index	(71,437)	475,000	21,660	9/17/58	(500 bp) — Monthly	(50,172)
CMBX NA BB.9 Index	(62,827)	472,000	21,523	9/17/58	(500 bp) — Monthly	(41,698)
CMBX NA BB.9 Index	(63,845)	470,000	21,432	9/17/58	(500 bp) — Monthly	(42,805)
CMBX NA BB.9 Index	(27,862)	453,000	20,657	9/17/58	(500 bp) — Monthly	(7,583)
CMBX NA BB.9 Index	(27,541)	453,000	20,657	9/17/58	(500 bp) — Monthly	(7,262)
CMBX NA BB.9 Index	(61,252)	448,000	20,429	9/17/58	(500 bp) — Monthly	(41,196)
CMBX NA BB.9 Index	(33,433)	445,000	20,292	9/17/58	(500 bp) — Monthly	(13,512)
CMBX NA BB.9 Index	(62,380)	433,000	19,745	9/17/58	(500 bp) — Monthly	(42,996)
CMBX NA BB.9 Index	(63,975)	424,000	19,334	9/17/58	(500 bp) — Monthly	(44,994)
CMBX NA BB.9 Index	(24,129)	392,000	17,875	9/17/58	(500 bp) — Monthly	(6,580)
CMBX NA BB.9 Index	(56,493)	363,000	16,553	9/17/58	(500 bp) — Monthly	(40,243)
CMBX NA BB.9 Index	(16,455)	332,000	15,139	9/17/58	(500 bp) — Monthly	(1,547)
CMBX NA BB.9 Index	(32,543)	215,000	9,804	9/17/58	(500 bp) — Monthly	(22,918)
CMBX NA BB.9 Index	(32,543)	215,000	9,804	9/17/58	(500 bp) — Monthly	(22,918)
CMBX NA BB.9 Index	(18,287)	208,000	9,485	9/17/58	(500 bp) — Monthly	(8,976)
CMBX NA BB.9 Index	(15,052)	176,000	8,026	9/17/58	(500 bp) — Monthly	(7,173)
CMBX NA BB.9 Index	(10,790)	117,000	5,335	9/17/58	(500 bp) — Monthly	(5,552)
CMBX NA BB.9 Index	(12,489)	103,000	4,697	9/17/58	(500 bp) — Monthly	(7,878)
CMBX NA BB.9 Index	(6,305)	52,000	2,371	9/17/58	(500 bp) — Monthly	(3,977)
Upfront premium received	—	Unrealized appreciation				102,463
Upfront premium (paid)	(2,687,461)	Unrealized (depreciation)				(1,417,329)
Total	$(2,687,461)	Total				$(1,314,866)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

36 Mortgage Opportunities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,874,330	$—
Mortgage-backed securities	—	183,110,120	—
Purchased options outstanding	—	1,070,259	—
Purchased swap options outstanding	—	386,287	—
U.S. government and agency mortgage obligations	—	200,116,584	—
Short-term investments	70,893,046	43,813,470	—
Totals by level	$70,893,046	$436,371,050	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(955,671)	$—
Written swap options outstanding	—	(510,450)	—
Forward premium swap option contracts	—	(385,427)	—
TBA sale commitments	—	(87,357,576)	—
Interest rate swap contracts	—	(707,017)	—
Total return swap contracts	—	(355)	—
Credit default contracts	—	(7,452,623)	—
Totals by level	$—	$(97,369,119)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 37

Statement of assets and liabilities 11/30/19 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $432,938,147)	$436,395,050
Affiliated issuers (identified cost $70,869,046) (Notes 1 and 5)	70,869,046
Interest and other receivables	1,735,543
Receivable for shares of the fund sold	665,246
Receivable for investments sold	132,196
Receivable for sales of TBA securities (Note 1)	21,770,579
Receivable from Manager (Note 2)	26,679
Receivable for variation margin on centrally cleared swap contracts (Note 1)	523,511
Unrealized appreciation on OTC swap contracts (Note 1)	7,714,231
Premium paid on OTC swap contracts (Note 1)	2,687,461
Prepaid assets	38,109
Total assets	542,557,651

LIABILITIES
Payable to custodian	47,111
Payable for investments purchased	457,631
Payable for purchases of delayed delivery securities (Note 1)	1,056,800
Payable for purchases of TBA securities (Note 1)	129,389,799
Payable for shares of the fund repurchased	20,626
Payable for custodian fees (Note 2)	75,716
Payable for investor servicing fees (Note 2)	5,711
Payable for Trustee compensation and expenses (Note 2)	4,485
Payable for administrative services (Note 2)	1,040
Payable for distribution fees (Note 2)	408
Payable for variation margin on centrally cleared swap contracts (Note 1)	739,097
Distributions payable to shareholders	3,021
Unrealized depreciation on OTC swap contracts (Note 1)	1,421,206
Premium received on OTC swap contracts (Note 1)	16,433,464
Unrealized depreciation on forward premium swap option contracts (Note 1)	385,427
Written options outstanding, at value (premiums $1,545,659) (Note 1)	1,466,121
TBA sale commitments, at value (proceeds receivable $87,382,500) (Note 1)	87,357,576
Collateral on certain derivative contracts, at value (Notes 1 and 8)	24,000
Other accrued expenses	82,646
Total liabilities	238,971,885

Net assets	$303,585,766

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$288,855,252
Total distributable earnings (Note 1)	14,730,514
Total — Representing net assets applicable to capital shares outstanding	$303,585,766

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,502,572 divided by 138,462 shares)	$10.85
Offering price per class A share (100/96.00 of $10.85)*	$11.30
Net asset value and offering price per class C share ($121,999 divided by 11,237 shares)**	$10.86
Net asset value and offering price per class I share ($293,726,432 divided by 27,038,698 shares)	$10.86
Net asset value, offering price and redemption price per class Y share ($8,234,763 divided by 758,119 shares)	$10.86

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

38 Mortgage Opportunities Fund

Statement of operations Six months ended 11/30/19 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $724,719 from investments in affiliated issuers) (Note 5)	$5,455,400
Total investment income	5,455,400

EXPENSES
Compensation of Manager (Note 2)	776,433
Investor servicing fees (Note 2)	15,503
Custodian fees (Note 2)	41,894
Trustee compensation and expenses (Note 2)	5,886
Distribution fees (Note 2)	515
Administrative services (Note 2)	2,857
Auditing and tax fees	80,509
Other	67,434
Fees waived and reimbursed by Manager (Note 2)	(322,752)
Total expenses	668,279
Expense reduction (Note 2)	(5,078)
Net expenses	663,201

Net investment income	4,792,199

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,171,539)
Swap contracts (Note 1)	1,398,940
Written options (Note 1)	3,694,337
Total net realized gain	2,921,738
Change in net unrealized appreciation on:
Securities from unaffiliated issuers and TBA sale commitments	642,924
Swap contracts	5,664,346
Written options	181,422
Total change in net unrealized appreciation	6,488,692

Net gain on investments	9,410,430

Net increase in net assets resulting from operations	$14,202,629

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 11/30/19*	Year ended 5/31/19
Operations
Net investment income	$4,792,199	$11,656,923
Net realized gain (loss) on investments	2,921,738	(219,561)
Change in net unrealized appreciation (depreciation) of investments	6,488,692	(4,704,078)
Net increase in net assets resulting from operations	14,202,629	6,733,284
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(6,059)	—
Class C	(257)	—
Class I	(3,417,280)	(13,960,214)
Class Y	(24,891)	—
Increase (decrease) from capital share transactions (Note 4)	70,758,171	(45,179,756)
Total increase (decrease) in net assets	81,512,313	(52,406,686)

NET ASSETS
Beginning of period	222,073,453	274,480,139
End of period	$303,585,766	$222,073,453

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 39

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

			Net realized and	Total from						Ratio of expenses to average	Ratio of net investment income
	Net asset value,	Net investment	unrealized gain (loss)	investment	From net	Total	Net asset value,	Total return at net asset	Net assets, end of period	net assets excluding interest	(loss) to average net assets
Period ended	beginning of period	income (loss)[a]	on investments	operations	investment income	distributions	end of period	value (%)[b]	(in thousands)	expense (%)[c,d]	(%)[d]	Portfolio turnover (%)[e]
Class A
November 30, 2019**#	$10.51	.12	.34	.46	(.12)	(0.12)	$10.85	4.38*	$1,503	.36*	1.29*	666*
Class C
November 30, 2019**#	$10.51	.09	.35	.44	(.09)	(0.09)	$10.86	4.19*	$122	.67*	1.03*	666*
Class I
November 30, 2019**	$10.46	.13	.40	.53	(.13)	(0.13)	$10.86	5.05*	$293,726	.24*	1.70*	666*
May 31, 2019	10.73	.47	(.14)	.33	(.60)	(0.60)	10.46	3.25	222,073.47		4.41	1,012
May 31, 2018	10.08	.42	.31	.73	(.08)	(0.08)	10.73	7.27	274,480.47		4.07	1,372
May 31, 2017	9.46	.46	.45	.91	(.29)	(0.29)	10.08	9.67	31,109.56		4.62	1,065
May 31, 2016	10.04	.24	(.49)	(.25)	(.33)	(0.33)	9.46	(2.60)	9,774.60		2.44	1,074
May 31, 2015†	10.00	.02	.02	.04	—	—	10.04	.40*	10,036	.09*	.17*	244*
Class Y
November 30, 2019**#	$10.51	.12	.35	.47	(.12)	(0.12)	$10.86	4.51*	$8,235	.25*	1.39*	666*

* Not annualized.

** Unaudited.

# For the period July 1, 2019 (commencement of operations) to November 30, 2019.

† For the period April 7, 2015 (commencement of operations) to May 31, 2015.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects involuntary contractual expense limitations in effect during the period. As a result of such limitations, the expenses of each class reflect a reduction of the following amount (Note 2):

				Percentage of average net assets
	11/30/19	5/31/19	5/31/18	5/31/17	5/31/16	5/31/15
Class A	0.10%	N/A	N/A	N/A	N/A	N/A
Class C	0.10	N/A	N/A	N/A	N/A	N/A
Class I	0.11	0.21%	0.32%	1.21%	2.33%	1.26%
Class Y	0.10	N/A	N/A	N/A	N/A	N/A

e Portfolio turnover includes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

40 Mortgage Opportunities Fund	Mortgage Opportunities Fund 41

Notes to financial statements 11/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from June 1, 2019 through November 30, 2019.

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is maximize total return consistent with what Putnam Management believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, Putnam Management may also invest to a lesser extent in other types of asset-backed securities. Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class C, class I and class Y shares. The fund began offering class A, class C and class Y shares on July 1, 2019. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, class I and class Y shares are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. The expenses for class A and class C shares may differ based on the distribution fee of each class, which is identified in Note 2. Class I and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A and class C shares, but do not bear a distribution fee. Class I shares are intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

42 Mortgage Opportunities Fund

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $28,198,923 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed).

Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Mortgage Opportunities Fund 43

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

44 Mortgage Opportunities Fund

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $7,962,568 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $8,313,310 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$4,209,447	$—	$4,209,447

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $402,658,857, resulting in gross unrealized appreciation and depreciation of $19,081,692 and $11,845,572, respectively, or net unrealized appreciation of $7,236,120.

Distributions to shareholders Effective August 2019, income dividends are recorded daily by the fund and are paid monthly. Prior to August 2019, distributions to shareholders from net investment income were recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Mortgage Opportunities Fund 45

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates.

0.550%	of the first $500 million of average net assets,
0.500%	of the next $500 million of average net assets
0.450%	of any excess thereafter

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.275% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2020, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.46% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $322,752 as a result of this limit.

Putnam Management has also contractually agreed, through September 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$248	Class Y	1,220
Class C	16	Total	$15,503
Class I	14,019

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,078 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $201, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The

46 Mortgage Opportunities Fund

Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$412
Class C	1.00%	1.00%	103
Total			$515

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $5 from the sale of class A shares, and received no monies in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,816,738,941	$1,698,872,673
U.S. government securities (Long-term)	—	—
Total	$1,816,738,941	$1,698,872,673

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. In certain circumstances shares may be purchased or redeemed through the delivery to the fund or receipt by the shareholders, respectively, of securities, the fair value of which is used to determine the number of shares issued or redeemed Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	FOR THE PERIOD 7/1/19 (COMMENCEMENT OF OPERATIONS) TO 11/30/19
Class A	Shares	Amount
Shares sold	144,230	$1,546,830
Shares issued in connection with reinvestment of distributions	565	6,059
	144,795	1,552,889
Shares repurchased	(6,333)	(67,853)
Net increase	138,462	$1,485,036

	FOR THE PERIOD 7/1/19 (COMMENCEMENT OF OPERATIONS) TO 11/30/19
Class C	Shares	Amount
Shares sold	11,217	$120,550
Shares issued in connection with reinvestment of distributions	24	257
	11,241	120,807
Shares repurchased	(4)	(39)
Net increase	11,237	$120,768

	SIX MONTHS ENDED 11/30/19		YEAR ENDED 5/31/19
Class I	Shares	Amount	Shares	Amount
Shares sold	6,889,549	$72,522,375	9,408,118	$98,345,434
Shares issued in connection with reinvestment of distributions	159,979	1,710,142	967,551	9,752,912
	7,049,528	74,232,517	10,375,669	108,098,346
Shares repurchased	(1,235,085)	(13,237,322)	(4,985,669)	(53,278,102)
Redemptions in kind	—	—	(9,756,098)	(100,000,000)
Net increase (decrease)	5,814,443	$60,995,195	(4,366,098)	$(45,179,756)

Mortgage Opportunities Fund 47

	FOR THE PERIOD 7/1/19 (COMMENCEMENT OF OPERATIONS) TO 11/30/19
Class Y	Shares	Amount
Shares sold	766,801	$8,250,834
Shares issued in connection with reinvestment of distributions	1,139	12,243
	767,940	8,263,077
Shares repurchased	(9,821)	(105,905)
Net increase	758,119	$8,157,172

At the close of the reporting period, Putnam Investments, LLC owned 959 class C shares of the fund (8.5% of class C shares outstanding), valued at $10,415.

At the close of the reporting period, five shareholders of record owned 5.5%, 7.7%, 16.4%, 17.3% and 48.6%, respectively, of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 5/31/19	cost	proceeds	income	of 11/30/19
Short-term investments
Putnam Short Term Investment Fund*	$44,234,078	$27,032,761	$397,793	$724,719	$70,869,046
Total Short-term investments	$44,234,078	$27,032,761	$397,793	$724,719	$70,869,046

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$198,600,000
Purchased swap option contracts (contract amount)	$162,400,000
Written TBA commitment option contracts (contract amount)	$220,400,000
Written swap option contracts (contract amount)	$53,300,000
Centrally cleared interest rate swap contracts (notional)	$1,064,400,000
OTC total return swap contracts (notional)	$630,000
OTC credit default contracts (notional)	$153,800,000

48 Mortgage Opportunities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not accounted for
as hedging instruments under	Statement of assets and		Statement of assets and
ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,372,753	Payables	$8,825,376
Investments, Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	5,989,701*	Unrealized depreciation	7,092,075*
Total		$7,362,454		$15,917,451

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$1,720,385	$1,720,385
Interest rate contracts	(169,704)	(321,445)	$(491,149)
Total	$(169,704)	$1,398,940	$1,229,236

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$4,349,152	$4,349,152
Interest rate contracts	(749,964)	1,315,194	$565,230
Total	$(749,964)	$5,664,346	$4,914,382

Mortgage Opportunities Fund 49

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$523,511	$—	$—	$—	$—	$—	$—	$—	$—	$523,511
OTC Total return swap contracts*#	2,244	—	—	—	—	967	—	311	—	—	3,522
OTC Credit default contracts — protection sold*#	—	—	—	—	79	—	—	—	—	—	79
OTC Credit default contracts — protection purchased*#	—	—	—	285,476	52,405	63,323	—	324,520	183,168	463,782	1,372,674
Forward premium swap option contracts#	—	—	—	—	—	—	—	—	—	—	—
Purchased swap options**#	—	—	386,287	—	—	—	—	—	—	—	386,287
Purchased options**#	—	—	—	—	—	—	1,070,259	—	—	—	1,070,259
Repurchase agreements**	—	—	—	27,646,000	—	—	—	—	—	—	27,646,000
Total Assets	$2,244	$523,511	$386,287	$27,931,476	$52,484	$64,290	$1,070,259	$324,831	$183,168	$463,782	$31,002,332
Liabilities:
Centrally cleared interest rate swap contracts§	—	739,097	—	—	—	—	—	—	—	—	739,097
OTC Total return swap contracts*#	—	—	—	—	3,525	226	—	126	—	—	3,877
OTC Credit default contracts — protection sold*#	4	—	—	1,809,092	160,778	235,340	—	4,278,332	514,833	1,826,918	8,825,297
OTC Credit default contracts — protection purchased*#	—	—	—	79	—	—	—	—	—	—	79
Forward premium swap option contracts#	141,201	—	244,226	—	—	—	—	—	—	—	385,427
Written swap options#	—	—	510,450	—	—	—	—	—	—	—	510,450
Written options#	—	—	—	—	—	—	955,671	—	—	—	955,671
Total Liabilities	$141,205	$739,097	$754,676	$1,809,171	$164,303	$235,566	$955,671	$4,278,458	$514,833	$1,826,918	$11,419,898
Total Financial and Derivative Net Assets	$(138,961)	$(215,586)	$(368,389)	$26,122,305	$(111,819)	$(171,276)	$114,588	$(3,953,627)	$(331,665)	$(1,363,136)	$19,582,434
Total collateral received (pledged)†##	$(121,439)	$—	$(312,173)	$26,122,305	$(111,819)	$(171,276)	$24,000	$(3,953,627)	$(331,665)	$(1,363,136)
Net amount	$(17,522)	$(215,586)	$(56,216)	$—	$—	$—	$90,588	$—	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$24,000	$—	$—	$—	$24,000
Uncontrolled collateral received	$—	$—	$—	$28,198,923	$—	$—	$—	$—	$—	$—	$28,198,923
Collateral (pledged) (including TBA commitments)**	$(121,439)	$—	$(312,173)	$(1,603,526)	$(191,885)	$(289,466)	$—	$(4,033,946)	$(350,047)	$(1,410,828)	$(8,313,310)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $6,429,197.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

50 Mortgage Opportunities Fund	Mortgage Opportunities Fund 51

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

52 Mortgage Opportunities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Mortgage Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

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SA765 319368 1/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: January 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: January 27, 2020